Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Estimated Fair Values of Financial Instruments

The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

	2014		2013
As of December 31 (in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts	1,219,894	(52,319)	986,986	8,583
Interest rate swaps	1,013,053	138,367	1,013,053	51,385

Derivative Financial Instruments Per Category

The following table summarizes our derivative financial instruments per category:

	2014		2013
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps — cash flow hedges	-	3,586	-	3,598
Interest rate swaps — fair value hedges	141,953	-	54,983	-
Forward foreign exchange contracts — cash flow hedges	8,777	36	3	6,039
Forward foreign exchange contracts — other hedges (no hedge accounting)	3,073	64,133	16,634	2,015

Total	153,803	67,755	71,620	11,652

Less non-current portion:
Interest rate swaps — cash flow hedges	-	2,808	-	2,608
Interest rate swaps — fair value hedges	115,546	-	30,777	-

Total non-current portion	115,546	2,808	30,777	2,608

Total current portion	38,257	64,947	40,843	9,044